Summary of Status of Options Issued and Changes in Options Outstanding (Detail) (USD $)	12 Months Ended
Dec. 31, 2013
Shares Available for Grant
Balance at January 1, 2013	112,661
Shares authorized for issuance	10,320,276
Options granted under the Plan	(5,038,605)
Options exercised	0
Options forfeited	2,500
Balance at December 31, 2013	5,396,832
Outstanding Stock Options
Balance at January 1, 2013	722,358
Shares authorized for issuance	0
Options granted under the Plan	5,038,605
Options exercised	0
Options forfeited	(2,500)
Balance at December 31,2013	5,758,463
Exercisable at December 31, 2013	789,905
Options Outstanding Weighted-Average Exercise Price
Balance at January 1, 2013	$ 8.88
Options granted under the Plan	$ 2.40
Options exercised	$ 0
Options forfeited	$ 0
Balance at December 31, 2013	$ 2.66
Exercisable at December 31, 2013	$ 4.28
Options Outstanding Aggregate Intrinsic Value
Balance at December 31, 2013	$ 2,237,661
Exercisable at December 31, 2013	$ 250,238